Inventories, net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of Inventories

An analysis of inventories at December 31, 2017 and 2018 is as follows:

	2017	2018
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 42,262,511	Ps. 43,723,492
Less: Reserve for obsolete and slow-moving inventories	(3,452,946)	(3,418,130)

Total	Ps. 38,809,565	Ps. 40,305,362